COMPANY'S OPERATIONS - Biomas (Details) - Biomas [Member] - Joint ventures where entity is venturer [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Feb. 27, 2023
COMPANY'S OPERATIONS [Line Items]
Commitment to invest in Joint Venture, under the terms of the respective agreements.		R$ 20,000
Amount paid in full by all joint venture partners	R$ 30
Amount paid in full by each joint venture partner	5
Amount payable by all joint venture partners	90
Amount payable to each joint venture partner	R$ 15
Percentage of shareholdings of each company participating in the Joint Venture	16.66%